LEASES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Leases [Abstract]
Schedule of operating lease assets and liabilities

Below is a summary of our lease assets and liabilities at April 30, 2021 and January 31, 2021.

Leases	Classification	April 30, 2021	January 31, 2021
Assets
Operating	Operating Lease Assets	$319,698	$344,413
Liabilities
Current
Operating	Current Operating Lease Liability	$99,937	$90,286
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	211,195	244,049
Total lease liabilities		$311,132	$334,335

Below is a summary of our lease assets and liabilities at January 31, 2021 and January 31, 2020.

Leases	Classification	January 31, 2021	January 31, 2020
Assets
Operating	Operating Lease Assets	$344,413	$483,193
Liabilities
Current
Operating	Current Operating Lease Liability	$90,286	$101,984
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	244,049	365,085
Total lease liabilities		$334,335	$467,069